Convertible Note	12 Months Ended
Mar. 31, 2025
Convertible Note [Abstract]
CONVERTIBLE NOTE

NOTE 12 – CONVERTIBLE NOTE

The Convertible Note 2022-1

On December 19, 2022, the Company entered into a securities purchase agreement with Streeterville, pursuant to which the Company issued the investor an unsecured promissory note on December 19, 2022 in the original principal amount of $1,595,000 (the “Convertible Note 2022-2”), convertible into ordinary shares, $0.08 par value per share, of the Company for $1,500,000 in gross proceeds. The Company anticipates using the proceeds for general working capital purposes.

Material Terms of the Convertible Note 2022-2:

●	Interest accrues on the outstanding balance of the Note at 6% per annum from the purchase price date until the same is paid in full. All interest calculations hereunder shall be computed on the basis of a 360-day year comprised of twelve (12) thirty (30) day months, shall compound daily and shall be payable in accordance with the terms of this Note.

●	Upon the occurrence of a trigger event, the investor may increase the outstanding balance payable under the Note by 15% or 5%, depending on the nature of such event. If the Company fails to cure the trigger event within the required five trading days, the trigger event will automatically become an event of default and interest will accrue at the lesser of 15% per annum or the maximum rate permitted by applicable law.

●	Subject to adjustment as set forth in this Note, the price at which the lender has the right to convert all or any portion of the outstanding balance into ordinary shares is $0.60 per share.

In accounting for the issuance of the Convertible Note 2022-2 under ASU 2020-06, the Company recorded the convertible note as a single liability in its entirety according to the new framework. Debt issuance costs related to the Convertible Note 2022-2 comprised of commissions paid to third party placement agents, lawyers, and warrants value of $220,035. Issuance costs attributable to the liability component will be amortized to interest expense using the effective interest method over the contractual term. The effective interest rate for the Convertible Note 2022-2 is 20.56%.

As of December 18, 2023, the Company had not repaid the Convertible Note 2022-2, nor had Streeterville converted the debt into the Company’s ordinary shares. The Company and Streeterville reached an oral agreement to extend the maturity date of the convertible debt by six months, during which Streeterville will convert the debt into the Company’s ordinary shares. All other terms of the Convertible Note 2022-2 remain unchanged.

In accounting for the extension of the Convertible Note 2022-2 under ASC470-50, the Company recognizes: (i) the new debt instrument at its fair value (“the Convertible Note 2022-2 (new)”) of $1,595,000; and (ii) an extinguishment gain or loss, which is the difference between the fair value of the new debt instrument and the net carrying amount of the extinguished debt, of $0.

For the year ended March 31, 2024, the Company issued 608,525 ordinary shares with a fair value of $844,000 for principal and interest partial settlement of the Convertible Note 2022-2 (new).

For the year ended March 31, 2025, the Company issued 874,788 ordinary shares with a fair value of $881,572 for principal and interest partial settlement of the Convertible Note 2022-2 (new).

The Convertible Note 2022-2 (new) was fully repaid on June 12, 2024.

The Convertible Note 2023-1

On March 7, 2023, the Company entered into a securities purchase agreement with Streeterville Capital, LLC, pursuant to which the Company issued the investor an unsecured promissory note on March 7, 2023 in the original principal amount of $2,126,667 (the “Convertible Note 2023-1”), convertible into ordinary shares, $0.08 par value per share, of the Company for $2,000,000 in gross proceeds. The Company anticipates using the proceeds for general working capital purposes.

Material Terms of the Convertible Note 2023-1:

●	Interest accrues on the outstanding balance of the Note at 6% per annum from the purchase price date until the same is paid in full. All interest calculations hereunder shall be computed on the basis of a 360-day year comprised of twelve (12) thirty (30) day months, shall compound daily and shall be payable in accordance with the terms of this Note.
●	Upon the occurrence of a trigger event, the investor may increase the outstanding balance payable under the Note by 15% or 5%, depending on the nature of such event. If the Company fails to cure the trigger event within the required five trading days, the trigger event will automatically become an event of default and interest will accrue at the lesser of 15% per annum or the maximum rate permitted by applicable law.

●	Subject to adjustment as set forth in this Note, the price at which the lender has the right to convert all or any portion of the outstanding balance into ordinary shares is $0.60 per share.

In accounting for the issuance of the Convertible Note 2023 under ASU 2020-06, the Company recorded the convertible note as a single liability in its entirety according to the new framework. Debt issuance costs related to the Convertible Note 2023-1 comprised of commissions paid to third party placement agents, lawyers, and warrants value of $211,702. Issuance costs attributable to the liability component will be amortized to interest expense using the effective interest method over the contractual term. The effective interest rate for the Convertible Note 2023-1 is 16.26%.

For the year ended March 31, 2023, the Company issued 987,881 ordinary shares with a fair value of $225,000 for principal and interest partial settlement of the Convertible Note 2023-1.

For the year ended March 31, 2024, the Company issued 7,417,064 ordinary shares with a fair value of $1,969,807 for principal and interest partial settlement of the Convertible Note 2023-1.

The Convertible Note 2023-1 was fully repaid on January 25, 2024.

The Convertible Note 2023-2

On December 13, 2023, the Company entered into a securities purchase agreement with Streeterville Capital, LLC, pursuant to which the Company issued the investor an unsecured promissory note on December 13, 2023 in the original principal amount of $531,667 (the “Convertible Note 2023-2”), convertible into ordinary shares, $2 par value per share, of the Company for $500,000 in gross proceeds. The Company anticipates using the proceeds for general working capital purposes.

Material Terms of the Convertible Note 2023-2:

●	Interest accrues on the outstanding balance of the Note at 6% per annum from the purchase price date until the same is paid in full. All interest calculations hereunder shall be computed on the basis of a 360-day year comprised of twelve (12) thirty (30) day months, shall compound daily and shall be payable in accordance with the terms of this Note.

●	Upon the occurrence of a trigger event, the investor may increase the outstanding balance payable under the Note by 15% or 5%, depending on the nature of such event. If the Company fails to cure the trigger event within the required five trading days, the trigger event will automatically become an event of default and interest will accrue at the lesser of 15% per annum or the maximum rate permitted by applicable law.

●	Subject to adjustment as set forth in this Note, the price at which the lender has the right to convert all or any portion of the outstanding balance into ordinary shares is the lower of (i) $3 per share and (ii) 80% of the average of the lowest VWAP during the fifteen (15) trading days immediately preceding the redemption notice is delivered.

In accounting for the issuance of the Convertible Note 2023-2 under ASU 2020-06, the Company recorded the convertible note as a single liability in its entirety according to the new framework. Debt issuance costs related to the Convertible Note 2023-2 comprised of commissions paid to third party placement agents, lawyers, and warrants value of $58,695. Issuance costs attributable to the liability component will be amortized to interest expense using the effective interest method over the contractual term. The effective interest rate for the Convertible Note 2023-2 is 19.36%.

For the year ended March 31, 2025, the Company issued 813,477 ordinary shares with a fair value of $553,428 for principal and interest partial settlement of the Convertible Note 2023-2.

The Convertible Note 2023-2 was fully repaid on September 23, 2024.

The Convertible Note 2024-1

On March 27, 2024, the Company entered into a securities purchase agreement with Streeterville Capital, LLC, pursuant to which the Company issued the investor an unsecured promissory note on March 27, 2024 in the original principal amount of $531,667 (the “Convertible Note 2024-1”), convertible into ordinary shares, $2 par value per share, of the Company for $500,000 in gross proceeds. The Company anticipates using the proceeds for general working capital purposes.

Material Terms of the Convertible Note 2024-1:

●	Interest accrues on the outstanding balance of the Note at 6% per annum from the purchase price date until the same is paid in full. All interest calculations hereunder shall be computed on the basis of a 360-day year comprised of twelve (12) thirty (30) day months, shall compound daily and shall be payable in accordance with the terms of this Note.

●	Upon the occurrence of a trigger event, the investor may increase the outstanding balance payable under the Note by 15% or 5%, depending on the nature of such event. If the Company fails to cure the trigger event within the required five trading days, the trigger event will automatically become an event of default and interest will accrue at the lesser of 15% per annum or the maximum rate permitted by applicable law.

●	Subject to adjustment as set forth in this Note, the price at which the lender has the right to convert all or any portion of the outstanding balance into ordinary shares is the lower of (i) $3 per share and (ii) 80% of the average of the lowest VWAP during the fifteen (15) trading days immediately preceding the redemption notice is delivered.

In accounting for the issuance of the Convertible Note 2024-1 under ASU 2020-06, the Company recorded the convertible note as a single liability in its entirety according to the new framework. Debt issuance costs related to the Convertible Note 2024-1 comprised of commissions paid to third party placement agents, lawyers, and warrants value of $51,667. Issuance costs attributable to the liability component will be amortized to interest expense using the effective interest method over the contractual term. The effective interest rate for the Convertible Note 2024-1 is 17.61%.

For the year ended March 31, 2025, the Company issued 1,509,385 ordinary shares with a fair value of $552,568 for principal and interest partial settlement of the Convertible Note 2024-1.

The Convertible Note 2024-1 was fully repaid on December 24, 2024.

The Convertible Note 2024-2

On May 9, 2024, the Company entered into a securities purchase agreement with Streeterville Capital, LLC, pursuant to which the Company issued the investor an unsecured promissory note on May 9, 2024 in the original principal amount of $797,500 (the “Convertible Note 2024-2”), convertible into ordinary shares, $2 par value per share, of the Company for $750,000 in gross proceeds. The Company anticipates using the proceeds for general working capital purposes.

Material Terms of the Convertible Note 2024-2:

●	Interest accrues on the outstanding balance of the Note at 6% per annum from the purchase price date until the same is paid in full. All interest calculations hereunder shall be computed on the basis of a 360-day year comprised of twelve (12) thirty (30) day months, shall compound daily and shall be payable in accordance with the terms of this Note.

●	Upon the occurrence of a trigger event, the investor may increase the outstanding balance payable under the Note by 15% or 5%, depending on the nature of such event. If the Company fails to cure the trigger event within the required five trading days, the trigger event will automatically become an event of default and interest will accrue at the lesser of 15% per annum or the maximum rate permitted by applicable law.

●	Subject to adjustment as set forth in this Note, the price at which the lender has the right to convert all or any portion of the outstanding balance into ordinary shares is the lower of (i) $3 per share and (ii) 80% of the average of the lowest VWAP during the fifteen (15) trading days immediately preceding the redemption notice is delivered.

In accounting for the issuance of the Convertible Note 2024-2 under ASU 2020-06, the Company recorded the convertible note as a single liability in its entirety according to the new framework. Debt issuance costs related to the Convertible Note 2024-2 comprised of commissions paid to third party placement agents, lawyers, and warrants value of $67,500. Issuance costs attributable to the liability component will be amortized to interest expense using the effective interest method over the contractual term. The effective interest rate for the Convertible Note 2024-2 is 16.00%.

For the year ended March 31, 2025, the Company issued 368,514 ordinary shares with a fair value of $100,000 for principal and interest partial settlement of the Convertible Note 2024-2.

The Company paid off the remaining balance of the Convertible Note 2024-2 fully in cash on January 17, 2025.

The Convertible Note 2024-3

On October 10, 2024, the Company entered into a securities purchase agreement with Streeterville Capital, LLC, pursuant to which the Company issued the investor an unsecured promissory note on October 10, 2024 in the original principal amount of $797,500 (the “Convertible Note 2024-3”), convertible into ordinary shares, $2 par value per share, of the Company for $750,000 in gross proceeds. The Company anticipates using the proceeds for general working capital purposes.

Material Terms of the Convertible Note 2024-3:

●	Interest accrues on the outstanding balance of the Note at 6% per annum from the purchase price date until the same is paid in full. All interest calculations hereunder shall be computed on the basis of a 360-day year comprised of twelve (12) thirty (30) day months, shall compound daily and shall be payable in accordance with the terms of this Note.

●	Upon the occurrence of a trigger event, the investor may increase the outstanding balance payable under the Note by 15% or 5%, depending on the nature of such event. If the Company fails to cure the trigger event within the required five trading days, the trigger event will automatically become an event of default and interest will accrue at the lesser of 15% per annum or the maximum rate permitted by applicable law.

●	Subject to adjustment as set forth in this Note, the price at which the lender has the right to convert all or any portion of the outstanding balance into ordinary shares is the lower of (i) $3 per share and (ii) 80% of the average of the lowest VWAP during the fifteen (15) trading days immediately preceding the redemption notice is delivered.

In accounting for the issuance of the Convertible Note 2024-3 under ASU 2020-06, the Company recorded the convertible note as a single liability in its entirety according to the new framework. Debt issuance costs related to the Convertible Note 2024-3 comprised of commissions paid to third party placement agents, lawyers, and warrants value of $67,500. Issuance costs attributable to the liability component will be amortized to interest expense using the effective interest method over the contractual term. The effective interest rate for the Convertible Note 2024-3 is 16.00%.

The Company paid off the remaining balance of the Convertible Note 2024-2 fully in cash on January 17, 2025.

Net carrying amount of Convertible Notes dated as of March 31, 2025 was $Nil.

Net carrying amount of Convertible Notes dated as of March 31, 2024 were as follows:

	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Note – 2022-2 (new)	$811,144	$-	$811,144
Convertible Note – 2023-2	531,667	(43,095)	488,572
Convertible Note – 2024	531,667	(51,288)	480,379
Total	$1,874,478	(94,383)	$1,780,095

Amortization of issuance cost, debt discount and interest cost for the year ended March 31, 2025 were as follows:

	Accretion of debt discount	Convertible note interest	Total

Convertible Note – 2022-2 (new)	$-	$19,586	$19,586
Convertible Note – 2023-2	39,632	15,880	55,512
Convertible Note – 2024	47,972	23,956	71,928
Convertible Note – 2024-2	65,169	33,768	98,937
Convertible Note – 2024-3	368,014	13,048	381,063
Total	$520,787	$106,238	$627,025

Amortization of issuance cost, debt discount and interest cost for the year ended March 31, 2024 were as follows:

	Accretion of debt discount	Convertible note interest	Total

Convertible Note – 2022-2	$163,967	$71,388	$235,355
Convertible Note – 2022-2 (new)	-	27,500	27,500
Convertible Note – 2023-1	112,826	123,088	235,914
Convertible Note – 2023-2	15,600	9,345	24,945
Convertible Note – 2024-1	378	262	640
Total	$292,771	$231,583	$524,354